10. DEFERRED INCOME TAXES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Taxes
Beginning balance	R$ 1,830,060	R$ 1,453,878
Deferred taxes on profit recognized in income	172,763	290,094
Deferred income taxes recognized in other comprehensive income	32,070	60
Deferred income taxes related to discontinued operations		116,883
Other	47,644	(30,855)	[1]
Ending balance	R$ 2,082,537	R$ 1,830,060

[1]	Mainly related to the foreign exchange variation effect on the balances in foreign companies.